Fair value of assets and liabilities	12 Months Ended
Dec. 31, 2020
Fair value of assets and liabilities
Fair value of assets and liabilities

21. Fair value of assets and liabilities

Valuation methodology

The fair value of financial assets and liabilities continue to be valued using the techniques set out in the accounting policies in note 2.

	(As Restated)
	Level 1	Level 2	Level 3	Total
December 31, 2020	$’000	$’000	$’000	$’000
Assets
Capital provision assets:
Single case	-	-	642,756	642,756
Portfolio	-	-	1,832,543	1,832,543
Legal risk management	-	-	2,212	2,212
Indirect - equity securities	-	-	85,166	85,166
Cash management investments	11,457	5,137	-	16,594
Total assets	11,457	5,137	2,562,677	2,579,271
Liabilities
Capital provision asset subparticipations	-	-	14,107	14,107
Loan capital, at fair value*	646,083	-	-	646,083
Third-party interests in consolidated entities	-	-	635,057	635,057
Total liabilities	646,083	-	649,164	1,295,247
Net total	(634,626)	5,137	1,913,513	1,284,024
*	Loan capital is held at amortized cost in the consolidated financial statements, and the figures disclosed in the above tables represent the fair value equivalent amounts.

The principal types of capital provision assets transacted by the Group are as follows:

Single case:

Capital provision assets funded by Burford that are subject to binary legal risk, such as financing the costs of a single litigation claim.

Portfolio:

Capital provision assets with multiple paths to recovery, such as financing a pool of litigation claims.

Legal risk management:

Capital provision assets where all or a portion of the financing provided by Burford is providing some form of legal risk arrangement, such as to cover an indemnity or insurance for adverse costs.

Where capital is provided on a portfolio basis, Burford provides financing for a group of cases with the same counterparty on terms that tend to recognize the lower risk of loss generally associated with multi-case portfolios. Typically, the cases in the portfolio are cross collateralized, such that losses in one case can be recovered from successes in another. Cases in portfolios are underwritten and priced in a similar manner to single case capital provision assets and are expected to achieve a similar risk-adjusted return. Portfolios then allow us to originate larger volumes of assets with greater efficiency.

Asset recovery capital provision assets are underwritten, structured and priced in a similar manner to our single case and portfolio capital provision assets and, as a consequence, are anticipated to have similar risk-adjusted returns. In 2020, all asset recovery assets have been reclassified as single case or portfolio.

The key risk and sensitivity across all capital provision assets relates to the underlying litigation associated with each case that is underwritten and financed. The sensitivity to this Level 3 input is therefore considered to be similar across the different types of capital provision assets and is expressed as a portfolio-wide stress.

	(As Restated)
	Level 1	Level 2	Level 3	Total
December 31, 2019	$’000	$’000	$’000	$’000
Assets
Capital provision assets:
Single case	-	-	458,340	458,340
Portfolio	-	-	1,628,606	1,628,606
Legal risk management	-	-	1,619	1,619
Asset recovery	-	-	86,128	86,128
Indirect - equity securities	65,780	-	192,356	258,136
Equity securities	31,396	-	-	31,396
Cash management investments	37,966	-	-	37,966
Total assets	135,142	-	2,367,049	2,502,191
Liabilities
Financial liabilities at fair value through profit or loss	91,493	-	-	91,493
Capital provision asset subparticipations	-	-	13,944	13,944
Loan capital, at fair value*	629,447	-	-	629,447
Third-party interests in consolidated entities	-	-	623,175	623,175
Total liabilities	720,940	-	637,119	1,358,059
Net total	(585,798)	-	1,729,930	1,144,132
*	Loan capital is held at amortized cost in the consolidated financial statements, and the figures disclosed in the above tables represent the fair value equivalent amounts.

Movements in Level 3 fair value assets and liabilities

The table below provides analysis of the movements in the level 3 financial assets and liabilities.

	(As Restated)
			Transfers				Foreign
	At January 1,	Transfers	between			Income for	exchange	At December
	2020	into level 3	types	Additions	Realizations	the period	gains/(losses)	31, 2020
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Single case	458,340	-	20,300	152,917	(168,639)	176,476	3,362	642,756
Portfolio	1,628,606	-	65,828	142,949	(178,018)	159,452	13,726	1,832,543
Legal risk management	1,619	-	-	-	-	413	180	2,212
Asset recovery	86,128		(86,128)	-	-	-	-	-
Indirect - equity securities	192,356	49,950	-	-	(173,049)	15,909	-	85,166
Total level 3 assets	2,367,049	49,950	-	295,866	(519,706)	352,250	17,268	2,562,677
Capital provision asset subparticipations	(13,944)			(224)	-	61		(14,107)
Third-party interests in consolidated entities	(623,175)	32		(19,872)	19,862	(11,904)		(635,057)
Total level 3 liabilities	(637,119)	32	-	(20,096)	19,862	(11,843)	-	(649,164)

	(As Restated)
							Transfer to
	At	Transfers			Income	Foreign	capital	At
	January 1,	into			for the	exchange	provision asset	December 31,
	2019	level 3	Additions	Realizations	period	gains/(losses)	subparticipation	2019
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Single case	217,703	-	179,727	(37,078)	97,787	201	-	458,340
Portfolio	1,288,979	-	116,232	(52,377)	266,765	(1,693)	10,700	1,628,606
Legal risk management	3,086	-	-	(1,762)	190	105	-	1,619
Asset recovery	42,217	-	30,439	(1,438)	13,485	1,425	-	86,128
Indirect - equity securities	108,549	210,501	149,152	(327,274)	51,428	-	-	192,356
Derivative financial assets	4,154	-	-	-	(4,154)	-	-	-
Total level 3 assets	1,664,688	210,501	475,550	(419,929)	425,501	38	10,700	2,367,049
Capital provision asset subparticipations	(3,244)	-	-	-	-	-	(10,700)	(13,944)
Derivative financial liabilities	(7,000)	-	-	-	7,000	-	-	-
Third-party interests in consolidated entities	(366,926)	12	(167,685)	(15,758)	(72,818)	-	-	(623,175)
Total level 3 liabilities	(377,170)	12	(167,685)	(15,758)	(65,818)	-	(10,700)	(637,119)

There were no gains or losses recognized in other comprehensive income with respect to these assets and liabilities.

All transfers into and out of Level 3 are recognized as if they have taken place at the beginning of each reporting period. Transfers into Level 3 during the year of $49,950,000 (2019: $210,501,000) relate to assets where the underlying asset no longer has a quoted price and becomes subject to the Group’s valuation methodology for Level 3 financial instruments as set out in the accounting policies in note 2.

Sensitivity of Level 3 valuations

For the vast majority of our legal finance assets, valuation relates to objective events in the litigation process. If there have been no objective events, we typically assess the fair value of our legal finance assets to be equivalent to the cost of the asset in line with our valuation policy and the absence of an objective event impacting valuation assessment. The valuation policy assigns valuation changes in fixed ranges based on these objective events. The policy discounts the impact of the objective events commensurate with the remaining litigation risk, including both the likelihood of a positive outcome and the time required to reach that outcome. Since our legal finance assets are typically relatively short in tenor (two to three years), no additional discounting explicitly for the time value of money is typically applied; rather, the potential impact of timing is encompassed in the applicable value range. In a small number of instances, the Group has the benefit of a secondary sale of a portion of an asset. When that occurs, the market evidence is factored into the valuation process;  results on portfolios with multiple fair value factors are presented based on whether the portfolios are in an overall positive or negative fair value position. The more robust the market testing of value is, the more weight that is accorded to the market price. The table below provides a stratification of our capital provision direct and indirect Level 3 assets at December 31, 2020 and 2019, into different categories of fair valuation factors (reflecting the objective litigation events) that underlie the current valuation of those assets.

At December 31, 2020
Consolidated capital provision Level 3 assets

	(As Restated)
	Positive fair value adjustments						Negative fair value adjustments
				Weighted						Weighted
	Total		Aggregate	average(2)	Maximum	Minimum	Total		Aggregate	average(7)	Maximum	Minimum
	carrying		FV	FV	FV	FV	carrying		FV	FV	FV	FV
	value	Cost	adjustment	adjustment(1)	adjustment(1)	adjustment(1)	value	Cost	adjustment	adjustment(5)	adjustment(5)	adjustment(5)
Asset fair valuation factors	$'000	$'000	$'000%		%	%	$'000	$'000	$'000%		%	%
Market transactions(4)	1,159,533	47,988	1,111,545	NA(3)	NA(3)	NA(3)	—	—	—	NA(3)	NA(3)	NA(3)
Ruling or other objective pre-trial event	227,252	148,840	78,412	33%	50%	0%	6,413	10,198	(3,785)	(37)%	(60)%	(32)%
Trial court judgment or tribunal award	67,252	35,910	31,342	50%	60%	35%	196	980	(784)	(80)%	(80)%	(80)%
Appeal judgment	32,148	21,242	10,906	37%	80%	20%	500	1,000	(500)	(50)%	(50)%	(50)%
Settlements	88,827	64,091	24,736	40%	80%	11%	12,000	29,875	(17,875)	(62)%	(70)%	(9)%
Held at cost	580,190	580,190	—	NA(3)	NA(3)	NA(3)	—	—	—	NA(3)	NA(3)	NA(3)
Portfolios with multiple FV factors(6)	294,340	202,238	92,102	36%	60%	(100)%	6,152	13,186	(7,034)	(60)%	(60)%	(60)%
Priced at cost plus accrued interest	72,038	60,991	11,047	NA(3)	NA(3)	NA(3)	13,128	14,826	(1,698)	NA(3)	NA(3)	NA(3)
Other	2,213	—	2,213	100%	100%	100%	495	3,280	(2,785)	(85)%	(85)%	(85)%
Totals:	$2,523,793	$1,161,490	$1,362,303				$38,884	$73,345	($34,461)

	(As Restated)
Total capital provision level 3 assets:	Carrying value	Cost	Unrealized gain
Capital provision - direct	$2,477,511	$1,159,018	$1,318,493
Capital provision - indirect	$85,166	$75,817	$9,349
Total capital provision	$2,562,677	$1,234,835	$1,327842
(1)	As percentage of expected recovery above cost
(2)	Weighted by fair value of asset
(3)	Not valued based on a percentage of expected recovery
(4)

Although market transactions are a significant input into the valuation of these assets, the nature of these market transactions and the influence of other factors on valuation causes these assets to be characterized as Level 3 rather than Levels 1 or 2.

(5)	As percentage of cost
(6)

Portfolios where the underlying cases have multiple FV factors: If a portfolio’s cases have only one FV factor, the portfolio is categorized with that factor. FV adjustment statistics for portfolios represent the weighted average, maximum and minimum adjustments for the underlying cases in those portfolios.

(7)	Weighted by cost of asset

At December 31, 2019
Consolidated capital provision Level 3 assets

	(As Restated)
	Positive fair value adjustments						Negative fair value adjustments
				Weighted						Weighted
	Total		Aggregate	average(2)	Maximum	Minimum	Total		Aggregate	average(7)	Maximum	Minimum
	carrying		FV	FV	FV	FV	carrying		FV	FV	FV	FV
	value	Cost	adjustment	adjustment(1)	adjustment(1)	adjustment(1)	value	Cost	adjustment	adjustment(5)	adjustment(5)	adjustment(5)
Asset fair valuation factors	$'000	$'000	$'000%		%	%	$'000	$'000	$'000%		%	%
Market transactions(4)	1,160,633	46,175	1,114,458	NA(3)	NA(3)	NA(3)	—	—	—	NA(3)	NA(3)	NA(3)
Ruling or other objective pre-trial event	71,592	51,046	20,546	27%	40%	10%	9,897	18,050	(8,153)	(45)%	(100)%	(32)%
Trial court judgment or tribunal award	45,367	26,092	19,275	49%	60%	40%	—	980	(980)	(60)%	(60)%	(60)%
Appeal judgment	21,431	16,242	5,189	20%	20%	20%	392	6,000	(5,608)	(40)%	(50)%	(38)%
Settlements	66,156	51,078	15,078	38%	100%	11%	3,625	27,053	(23,428)	(54)%	(70)%	(9)%
Held at cost	586,768	586,768	—	NA(3)	NA(3)	NA(3)	12,263	—	12,263	NA(3)	NA(3)	NA(3)
Portfolios with multiple FV factors(6)	193,900	161,984	31,916	53%	100%	(100)%	—	—	—	NA(3)	NA(3)	NA(3)
Priced at cost plus accrued interest	179,147	143,610	35,537	NA(3)	NA(3)	NA(3)	13,209	14,826	(1,617)	NA(3)	NA(3)	NA(3)
Other	1,619	—	1,619	100%	100%	100%	1,050	19,088	(18,038)	(94)%	(100)%	(64)%
Totals:	$2,326,613	$1,082,995	$1,243,618				$40,436	$85,997	($45,561)		—	—

	(As Restated)
Total capital provision level 3 assets:	Carrying value	Cost	Unrealized gain
Capital provision - direct	$2,174,693	$1,010,556	$1,164,137
Capital provision - indirect	$192,356	$158,436	$33,920
Total capital provision	$2,367,049	$1,168,992	$1,198,057
(8)	As percentage of expected recovery above cost
(9)	Weighted by fair value of asset
(10)	Not valued based on a percentage of expected recovery
(11)

Although market transactions are a significant input into the valuation of these assets, the nature of these market transactions and the influence of other factors on valuation causes these assets to be characterized as Level 3 rather than Levels 1 or 2.

(12)	As percentage of cost
(13)

Portfolios where the underlying cases have multiple FV factors: If a portfolio's cases have only one FV factor, the portfolio is categorized with that factor. FV adjustment statistics for portfolios represent the weighted average, maximum and minimum adjustments for the underlying cases in those portfolios.

(14)	Weighted by cost of asset

Following origination, the Group engages in a semi-annual review of each capital provision asset’s fair value. At December 31, 2020, should the value of those instruments have been 10% higher or lower than provided for in the Group’s fair value estimation, while all other variables remained constant, the Group’s income and net assets would have increased and decreased respectively by $191,351,000 (2019: $172,993,000). The impact has been provided on a pre-tax basis on both income and net assets as the Group considers the fluctuation in the Group’s effective tax rate from period to period could indicate changes in sensitivity not driven by the valuation that are difficult to follow and detract from the comparability of this information.

Reasonably possible alternative assumptions

The determination of fair value for capital provision assets, derivative financial liabilities and asset subparticipations involve significant judgments and estimates. While the potential range of outcomes for the assets is wide, the Group’s fair value estimation is its best assessment of the current fair value of each asset. That estimate is inherently subjective, being based largely on an assessment of how individual events have changed the possible outcomes of the asset and their relative probabilities and hence the extent to which the fair value has altered. The aggregate of the fair values selected falls within a wide range of reasonably possible estimates. In the Group’s opinion there is no useful alternative valuation that would better quantify the market risk inherent in the portfolio and there are no inputs or variables to which the values of the assets are correlated.